Goodwill And Analysis Of Goodwill Impairment - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Detail) - Operating segments [member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	$ 307
Discount rate +1%	1,097
Long-term growth rate –1%	829
Colombia [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	123
Discount rate +1%	75
Long-term growth rate –1%	$ 53